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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02482

                             Van Kampen Reserve Fund
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               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
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               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
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                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 5/31

Date of reporting period: 2/28/05


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Item 1.  Schedule of Investments.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
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VAN KAMPEN RESERVE FUND

PORTFOLIO OF INVESTMENTS FEBRUARY 28, 2005
(Unaudited)




PAR                                                                                              YIELD ON
AMOUNT                                                                          MATURITY          DATE OF          AMORTIZED
(000)              DESCRIPTION                                                    DATE           PURCHASE             COST
                   COMMERCIAL PAPER    42.0%
        $ 20,000   American Express Credit Corp.                                03/02/05             2.326 %        $19,998,611
          20,000   American General Finance Corp.                               03/17/05             2.362           19,977,600
          20,000   Banque Generale Du Luxembourg                                04/01/05             2.188           19,963,144
          20,000   CIT Group, Inc.                                              03/15/05             2.494           19,980,244
          20,000   DaimlerChrysler Revolving Auto Conduit LLC                   03/15/05             2.436           19,980,789
          20,000   FCAR Owner Trust Ser II                                      03/11/05             2.416           19,985,889
          20,000   HBOS Treasury Services PLC                                   04/25/05             2.637           19,919,944
          20,000   HSBC Finance Corp.                                           03/21/05             2.416           19,972,889
          20,000   Mortgage Interest Networking Trust                           03/04/05             2.271           19,995,800
          25,000   New Center Asset Trust                                       05/19/05             2.684           24,854,069
          20,000   Shell Finance                                                04/29/05             2.596           19,913,467
                                                                                                              ------------------
                   TOTAL COMMERCIAL PAPER                                                                           224,542,446
                                                                                                              ------------------

                   FLOATING RATE NOTES    30.9%
          20,000   Bank of America, NA                                          12/09/05             2.065           20,000,000
          15,000   Chase Manhattan Bank, NA                                     05/11/05             1.050           15,000,000
          21,150   Citigroup, Inc.                                              09/01/05             1.761           21,157,377
          10,000   Credit Agricole S.A.                                         08/23/05             1.576            9,998,025
          20,000   Credit Lyonnais                                              09/19/05             1.569           19,995,722
          11,000   General Electric Capital Corp.                               03/15/05             1.069           11,000,790
          20,000   General Electric Capital Corp.                               05/12/05             1.511           20,005,568
          20,000   Societe Generale                                             08/10/05             1.697           19,997,692
          10,000   Toyota Motor Credit Corp.                                    03/14/05             1.429           10,000,214
           8,000   Toyota Motor Credit Corp.                                    07/19/05             1.830            8,004,005
          10,000   Westpac Banking Corp.                                        04/25/05             1.106           10,000,384
                                                                                                              ------------------
                   TOTAL FLOATING RATE NOTES                                                                        165,159,777
                                                                                                              ------------------

                   CERTIFICATES OF DEPOSIT    10.3%
          10,000   Fortis Bank (Floating Rate)                                  09/01/05             1.461            9,998,273
          20,000   Norinchukin Bank, NY                                         03/24/05             2.630           20,000,000
          25,000   Wells Fargo Bank, NA                                         03/28/05             2.540           25,000,000
                                                                                                              ------------------
                   TOTAL CERTIFICATES OF DEPOSIT                                                                     54,998,273
                                                                                                              ------------------

                   BANK NOTE    3.7%
          20,000   Standard Federal Bank, NA                                    04/27/05             2.690           20,000,000
                                                                                                              ------------------

                   U.S. GOVERNMENT AGENCY OBLIGATION    1.9%
          10,000   Federal Home Loan Mortgage Corp.                             06/28/05             2.716            9,912,403
                                                                                                              ------------------

                   REPURCHASE AGREEMENT    11.3%



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

                   UBS Securities LLC ($60,400,000 par collateralized by
                   U.S. Government obligations in a pooled cash account,
                   interest rate of 2.600%, dated 02/28/05, to be sold on
                   03/01/05 at $60,404,362)                                                                          60,400,000
                                                                                                              ------------------

                   TOTAL INVESTMENTS    100.1%                                                                      535,012,899

                   LIABILITIES IN EXCESS OF OTHER ASSETS    (0.1%)                                                     (318,314)
                                                                                                              ------------------

                   NET ASSETS    100.0%                                                                            $534,694,585
                                                                                                              ==================

                   Percentages are calculated as a percentage of net assets.

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Item 2.  Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.


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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Reserve Fund

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: April 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: April 19, 2005

By: /s/ James W. Garrett
    --------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: April 19, 2005